Bridge Loans and Long-Term Debt - Schedule of Fair Value through Profit and Loss (“FVTPL”) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Host Amortized cost [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Balance	$ 11,258,950
Exercise of warrants
Interest accretion		1,067,932
Fair value adjustment
Foreign exchange		49,911
Balance		11,258,950
Conversion option FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Balance	737,974
Exercise of warrants
Interest accretion
Fair value adjustment		21,100
Foreign exchange
Balance		737,974
PIPE Warrants FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Balance
Exercise of warrants		(18,548,444)
Interest accretion
Fair value adjustment
Foreign exchange
Balance
FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Balance	11,996,924
Exercise of warrants		(18,548,444)
Interest accretion		1,067,932
Fair value adjustment		21,100
Foreign exchange		49,911
Balance		11,996,924
Tranche A-1 [Member] | Host Amortized cost [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche		9,982,830
Tranche A-1 [Member] | Conversion option FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche		704,677
Tranche A-1 [Member] | PIPE Warrants FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche		18,269,759
Tranche A-1 [Member] | FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche		28,957,266
Tranche A-2 [Member] | Host Amortized cost [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche		158,277
Tranche A-2 [Member] | Conversion option FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche		12,197
Tranche A-2 [Member] | PIPE Warrants FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche		278,685
Tranche A-2 [Member] | FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche		$ 449,159
Tranche B-1 [Member] | Host Amortized cost [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche	2,539,580
Exercise of conversion option	(1,049,482)
Exercise of warrants
Interest accretion	7,814,332
Fair value adjustment
Foreign exchange	141,077
Balance	40,310,037
Tranche B-1 [Member] | Conversion option FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche	962,726
Exercise of conversion option	(207)
Exercise of warrants
Interest accretion
Fair value adjustment	(5,679,715)
Foreign exchange
Balance	6,008
Tranche B-1 [Member] | PIPE Warrants FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche	2,059,081
Exercise of conversion option
Exercise of warrants	(2,059,081)
Interest accretion
Fair value adjustment
Foreign exchange
Balance
Tranche B-1 [Member] | FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche	5,561,387
Exercise of conversion option	(1,049,689)
Exercise of warrants	(2,059,081)
Interest accretion	7,814,332
Fair value adjustment	(5,679,715)
Foreign exchange	141,077
Balance	40,316,045
Tranche B-2 [Member] | Host Amortized cost [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche	19,605,580
Tranche B-2 [Member] | Conversion option FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche	3,985,230
Tranche B-2 [Member] | PIPE Warrants FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche
Tranche B-2 [Member] | FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Issuance of Tranche	$ 23,590,810